Stockholders' Equity - Schedule of Outstanding Series C Agent Warrants (Detail) - Series C Warrants [Member] - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Jun. 30, 2024
Balance	2,444	2,444	2,444
Number of conversion shares		42,000	42
Cumulative common stock dividends		30,000	30
Number of Warrants Exercised	(2,444)	0	0
Balance	0	2,444	2,444
Series 1 Warrants Outstanding [Member]
Balance		1,929	1,929
Conversion price		$ 58	$ 58
Number of conversion shares		33,000	33
Cumulative common stock dividends		23,000	23
Series 2 Warrants Outstanding [Member]
Balance		219	219
Conversion price		$ 60.7	$ 60.7
Number of conversion shares		4,000	4
Cumulative common stock dividends		3,000	3
Series 3 Warrants Outstanding [Member]
Balance		296	296
Conversion price		$ 57.5	$ 57.5
Number of conversion shares		5,000	5
Cumulative common stock dividends		4,000	4
Preferred Series C-1 Agent Warrants [Member]
Balance	1,929	1,929	1,929
Conversion price	$ 2,030	$ 58
Number of Warrants Exercised	(1,929)	0
Balance	0	1,929	1,929
Preferred Series C-2 Agent Warrants [Member]
Balance	219	219	219
Conversion price	$ 2,124.5	$ 60.7
Number of Warrants Exercised	(219)	0
Balance	0	219	219
Preferred Series C-3 Agent Warrants [Member]
Balance	296	296	296
Conversion price	$ 2,012.5	$ 57.5
Number of Warrants Exercised	(296)	0
Balance	0	296	296